Acquisitions (Table)	12 Months Ended
Dec. 31, 2016
Omnicare, Inc.
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

(In millions)
Current assets (including cash of $298)	$1,657
Property and equipment	313
Goodwill	9,139
Intangible assets	3,962
Other noncurrent assets	63
Current liabilities	(773)
Long-term debt	(3,110)
Deferred income tax liabilities	(1,498)
Other noncurrent liabilities	(69)
Redeemable noncontrolling interest	(39)
Total consideration	$9,645

Business Acquisition, Pro Forma Information

	Year Ended December 31,
(In millions, except per share data)	2015	2014

Total revenues	$156,798	$144,836
Income from continuing operations	5,277	4,522
Basic earnings per share from continuing operations	$4.70	$3.88
Diluted earnings per share from continuing operations	$4.66	$3.85

Target Pharmacy Acquisition
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The fair values of the assets acquired at the date of acquisition were approximately as follows:

In millions
Accounts receivable	$2
Inventories	467
Property and equipment	9
Intangible assets	490
Goodwill	900
Total cash consideration	$1,868